Inventory (Details) - USD ($)	Mar. 31, 2019	Sep. 30, 2018
Inventory
Raw materials	$ 1,777,672	$ 1,742,005
Packaging materials	28,903	65,966
Finished goods	53,992	172
Total	$ 1,860,567	$ 1,808,143